Schedule of other current assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Sales tax receivable		$ 509,333
Prepayments	990,815	467,089
Deferred Offering Costs		1,802,404
Total current assets	$ 990,815	$ 2,778,826